BETTER 10K - STOCK-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity	The following is a summary of stock option activity during the year ended December 31, 2022:(Amounts in thousands, except options, prices, and averages)Number ofOptionsWeightedAverageExercisePriceIntrinsicValueWeightedAverageRemainingTermOutstanding—January 1, 202226,635,326 $8.23 Options granted1,583,680 $13.63 Options exercised(998,529)$1.76 Options cancelled (forfeited)(8,322,168)$11.12 Options cancelled (expired)(4,469,530)$5.99 Outstanding—December 31, 202214,428,779 $8.47 $6,701 7.0Vested and exercisable—December 31, 20227,399,689 $9.90 $6,021 6.3Options expected to vest2,711,958 $5.20 $874 8.4Options vested and expected to vest—December 31, 202210,111,647 $8.60 $6,895 6.9
Schedule of Fair Value Assumptions	The assumptions used to estimate the fair value of stock options granted are as follows:Year Ended December 31,20222021(Amounts in dollars, except percentages)RangeWeighted AverageRangeWeighted AverageFair value of Common O Stock$3.41 - $14.8$4.43 $10.66 - $26.46$15.46 Expected volatility72.58% - 76.74%76.4%63.42 - 73.69%65.8 %Expected term (years)5 - 6.026.05.0 - 6.36.0Risk-free interest rate1.96% - 4.22%3.75%0.43% - 1.19%0.73%
Summary of RSU Activity	The following is a summary of RSU activity during the year ended December 31, 2022:(Amounts in thousands, except shares and averages)Number ofSharesWeighted Average Grant Date Fair ValueUnvested—December 31, 20217,754,620 $25.35 RSUs granted8,520,321 $8.69 RSUs settled(4,464)$26.46 RSUs vested(835,714)$0.01 RSUs cancelled (expired)(8,234,474)$21.62 RSUs cancelled (forfeited)(331,068)$26.46 Unvested—December 31, 20226,869,221 $12.19
Schedule of Stock-Based Compensation Expense	The total of all stock-based compensation expense related to employees are reported in the following line items within the condensed consolidated statements of operations and comprehensive loss:Six Months Ended June 30,(Amounts in thousands)20232022Mortgage platform expenses$1,729 $3,450 Other platform expenses345 248 General and administrative expenses8,295 13,617 Marketing expenses70 340 Technology and product development expenses(1)1,915 2,393 Total stock-based compensation expense$12,354 $20,048 __________________(1)Technology and product development expense excludes $1.4 million and $2.2 million of stock-based compensation expense, which was capitalized (see Note 6) for the six months ended June 30, 2023 and 2022, respectivelyThe total of all stock-based compensation expense related to employees are reported in the following line items within the consolidated statements of operations and comprehensive loss:Year Ended December 31,(Amounts in thousands)20222021Mortgage platform expenses$5,256 $13,671 Other platform expenses908 1,654 General and administrative expenses26,681 27,559 Marketing expenses486 1,159 Technology and product development expenses(1)5,226 11,172 Total stock-based compensation expense$38,557 $55,215 __________________(1)Technology and product development expense excludes $4.1 million and $9.0 million of stock-based compensation expense, which was capitalized (see Note 8) for the years ended December 31, 2022 and 2021, respectively